OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other liabilities
An analysis of other liabilities (excluding accrued expenses and deferred income) by due date is as follows:

	At December 31,
	2017				2016
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ thousand)
Total other liabilities (excluding accrued expenses and deferred income)	264,380	4,760	—	269,140	309,864	4,913	7,026	321,803
An analysis of other liabilities is as follows:

	At December 31,
	2017	2016
	(€ thousand)
Deferred income	274,186	273,069
Advances and security deposits	167,293	229,975
Accrued expenses	77,024	61,403
Payables to personnel	38,488	36,843
Social security payables	20,553	18,559
Other	42,806	36,426
Total other liabilities	620,350	656,275